Associates and Joint Ventures - Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Receivables from associates and joint ventures for current operations	€ 121	€ 25
Payables to associates and joint ventures	344	11
Revenue from operations with associates and joint ventures	39,277	43,076	€ 48,422
Associates and Joint Ventures
Disclosure of joint ventures [line items]
Receivables from associates and joint ventures for current operations	121	25
Payables to associates and joint ventures	344	11
Revenue from operations with associates and joint ventures	328	268	265
Expenses from operations with associates and joint ventures	122	€ 39	€ 30
Associates and Joint Ventures | VMED O2 UK Ltd
Disclosure of joint ventures [line items]
Receivables from associates and joint ventures for current operations	54
Payables to associates and joint ventures	259
Revenue from operations with associates and joint ventures	103
Expenses from operations with associates and joint ventures	€ 29